Note 13 - Mortgage Warehouse Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
		December 31, 2024		December 31, 2023
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 16, 2025	$275,000	$72,642	$275,000	$168,780
Facility B - SOFR plus 1.45% (1)	On demand	125,000	-	125,000	-
		$400,000	$72,642	$400,000	$168,780
(1) SOFR in Facility B has a floor of 0.25%